Convertible Notes, First JDH Note (Details) - USD ($) $ in Thousands				12 Months Ended
	Dec. 10, 2021	Oct. 08, 2021	Oct. 05, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 12, 2015
Convertible Notes [Abstract]
Repayment of convertible notes				$ 10,000	$ 13,950	$ 0
First JDH Note [Member]
Convertible Notes [Abstract]
Face amount		$ 3,480	$ 120				$ 4,000
Accrued and unpaid interest						$ 238
Issuance of common stock upon conversion of convertible notes (in shares)		290,000	10,000
Unamortized debt discounts expensed	$ 30	$ 543	$ 19
Repayment of convertible notes	$ 200